Employee Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($) Years	Oct. 31, 2017 CAD ($) Years	Oct. 31, 2016 CAD ($) Years
Disclosure of defined benefit plans [line items]
Contributions to plan		$ 355	$ 565
Investments of principal pension plans		The investments of the Society and the TDPP are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, consideration of plan liabilities, prudent portfolio management, and levels of risk commensurate with the return expectations and asset mix policy as set out by the risk budget of 7% and 15% surplus volatility, respectively. The investment policies for the principal pension plans generally do not apply to the Pension Enhancement Account (PEA) assets, which are invested at the members’ discretion in certain mutual and pooled funds.
Description of constraints of pension plans public debt portfolio			Debt instruments rated BBB+ to BBB- must not exceed 25%; Asset-backed securities must have a minimum credit rating of AAA and not exceed 25% of the mandate; Debt instruments of non-government entities must not exceed 80%; Debt instruments of foreign government entities must not exceed 20%; Debt instruments of either a single non-government or single foreign government entity must not exceed 10%; and Debt instruments issued by the Government of Canada, provinces of Canada, or municipalities must not exceed 100%, 75%, or 10%, respectively. Also with respect to the Society’s public debt portfolio, up to 13% of the total fund can be invested in a bond mandate subject to the following constraints: Debt instruments rated BBB+ to BBB- must not exceed 50%; Asset-backed securities must have a minimum credit rating of AAA and not exceed 25% of the mandate; and Limitation of 10% for any one issuer. The remainder of the Society’s public debt portfolio is not permitted to invest in debt instruments of non-government entities. The TDPP is not permitted to invest in debt instruments of non-government entities.
TD Bank NA Retirement Plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan		$ 134	$ 124	$ 121
Society and TD Pension Plan [member]
Disclosure of defined benefit plans [line items]
Description of equity portfolio of pension plans		The equity portfolios of both the Society and the TDPP are broadly diversified primarily across small to large capitalization quality companies and income trusts with no individual holding exceeding 10% of the equity portfolio or 10% of the outstanding securities of any one company or income trust at any time. Foreign equities are permitted to be included to further diversify the portfolio. A maximum of 10% of a total fund may be invested in emerging market equities.
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration of the defined benefit obligation | Years		15	15	16
Principal pension plans [member] | Events after reporting period [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 352
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration of the defined benefit obligation | Years		17	18	17
Principal non-pension post-retirement benefit plan [member] | Events after reporting period [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	18
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration of the defined benefit obligation | Years		12	13	13
Other pension and retirement plans [member] | Events after reporting period [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 39